Income Taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Effective tax rate on income (loss) before taxes	41.70%	13.60%	99.40%	(3.20%)